[IVY LEAF LOGO] Ivy Funds(R)

                                 IVY GROWTH FUND
                           IVY GROWTH WITH INCOME FUND
                              IVY US BLUE CHIP FUND
                           IVY US EMERGING GROWTH FUND

                        SUPPLEMENT DATED JANUARY 19, 2000
                         TO PROSPECTUS DATED MAY 3, 1999

                                        *

     The  two  sentences  under  the  section  entitled  "PRINCIPAL   INVESTMENT
STRATEGIES" on page 2 for Ivy Growth Fund are replaced in their entirety as follows:

     "The Fund invests primarily in the equity securities of U.S. companies of any size.

     The Fund's portfolio is divided into two segments, each of which is managed according to the investment style of its portfolio manager (such as growth or value)."

                                        *

     The section entitled "Foreign security risk" under "Principal risks" on page 2 is deleted in its entirety.

                                        *

     The first two paragraphs under the section entitled "Ivy Growth Fund" under "Principal Strategies" on page 10 are replaced in their entirety as follows:

     "IVY GROWTH FUND: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in mid- and large-cap U.S. stocks, and seeks to provide additional diversification by investing a portion of its assets in small-cap U.S. stocks.

     The Fund is managed using a combination of investment styles. Approximately one-half of the Fund's portfolio is comprised of companies that have had a proven and consistent record of earnings, but whose prices appear to be low relative to their underlying profitability. The other half of the Fund's portfolio is invests in equity securities of small- and medium-sized US companies that are in the early stages of their life cycles and that are believed to have the potential to increase their sales and earnings at above average rates."

                                        *

     The section entitled "Other risks" under "Principal Risks" on page 10 is replaced in its entirety as follows:

     "OTHER RISKS: Following is a description of the general risk characteristics of the investment techniques that each Fund's adviser considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on the Fund's returns). Other investment methods that the Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of Additional Information (SEE BACK COVER PAGE FOR INFORMATION ON HOW YOU CAN RECEIVE A FREE COPY).

                                        *

     The section entitled "FOREIGN SECURITIES" under "Risk Characteristics" on page 11 is deleted in its entirely.

                                        *

     The first sentence under the section entitled "Ivy Growth Fund" under "Portfolio management" on page 12 is replaced in its entirety as follows:

     "IVY GROWTH FUND: The Fund's portfolio is divided into two different segments, which are managed by the following individuals:"

                                        *

     The second bullet-point paragraph under the section entitled "Ivy Growth Fund" under "Portfolio management" on page 12 is deleted in its entirety.

                                        *

     The paragraph below follows the last paragraph under the section entitled "HOW TO ELIMINATE YOUR INITIAL SALES CHARGE" under "Additional purchase information (Class A shares)" on page 15:

     "With respect solely to Ivy US Emerging Growth Fund, former Class N shareholders of Hudson Capital Appreciation Fund are exempt from the initial sales charge on Class A shares of the Fund."

                                        *



                           Via Mizner Financial Plaza
                            700 South Federal Highway
                            Boca Raton, Florida 33432

                                  800.456.5111

                              www.ivymackenzie.com
                         e-mail: invest@ivymackenzie.com



16IUSXX0999

                          [Ivy Leaf Logo] Ivy Funds(R)

                                 Ivy Growth Fund
                           Ivy Growth with Income Fund
                              Ivy US Blue Chip Fund
                           Ivy US Emerging Growth Fund

                              ADVISOR CLASS SHARES

                        Supplement Dated January 19, 2000

                         to Prospectus Dated May 3, 1999

                                        *

     The  two  sentences  under  the  section  entitled  "PRINCIPAL   INVESTMENT
STRATEGIES" on page 2 for Ivy Growth Fund are replaced in their entirety as follows:

     "The Fund invests primarily in the equity securities of U.S. companies of any size.

     The Fund's portfolio is divided into two segments, each of which is managed according to the investment style of its portfolio manager (such as growth or value)."

                                        *

     The section entitled "Foreign security risk" under "Principal risks" on page 2 is deleted in its entirety.

                                        *

     The first two paragraphs under the section entitled "Ivy Growth Fund" under "Principal Strategies" on page 10 are replaced in their entirety as follows:

     "Ivy Growth Fund: The Fund seeks to achieve its principal objective of long-term capital growth by investing primarily in mid- and large-cap U.S. stocks, and seeks to provide additional diversification by investing a portion of its assets in small-cap U.S. stocks.

     The Fund is managed using a combination of investment styles. Approximately one-half of the Fund's portfolio is comprised of companies that have had a proven and consistent record of earnings, but whose prices appear to be low relative to their underlying profitability. The other half of the Fund's portfolio is invested in equity securities of small- and medium-sized US companies that are in the early stages of their life cycles and that are believed to have the potential to increase their sales and earnings at above average rates."

                                        *

     The section entitled "Other risks" under "Principal Risks" on pages 10-11 is replaced in its entirety as follows:

     "Other risks: Following is a description of the general risk characteristics of the investment techniques that each Fund's adviser considers important in achieving the Fund's investment objective or in managing its exposure to risk (and that could therefore have a significant effect on the Fund's returns). Other investment methods that the Funds may use (such as derivative investments), but that are not likely to play a key role in their overall investment strategies, are described in the Funds' Statement of Additional Information (see back cover page for information on how you can receive a free copy).

                                        *

     The section entitled "FOREIGN SECURITIES" under "Risk Characteristics" on page 11 is deleted in its entirely.

                                        *

     The first sentence under the section entitled "Ivy Growth Fund" under "Portfolio management" on page 12 is replaced in its entirety as follows:

     "Ivy Growth Fund: The Fund's portfolio is divided into two different segments, which are managed by the following individuals:"

                                        *

     The second bullet-point paragraph under the section entitled "Ivy Growth Fund" under "Portfolio management" on page 12 is deleted in its entirety.

                                        *


                           Via Mizner Financial Plaza

                            700 South Federal Highway

                            Boca Raton, Florida 33432

                                  800.456.5111

                              www.ivymackenzie.com

                         e-mail: invest@ivymackenzie.com

16IUSXX0100